CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
CURRENT ASSETS:
Cash and cash equivalents	$ 14,802	$ 21,089
Restricted cash	1,500	1,487
Inventories	53,104	55,684
Prepaid expenses	7,513	5,277
Other current assets	427	1,359
Total current assets	103,622	107,327
Property and equipment, net	5,831	5,931
Intangible assets, net	526,438	582,863
Goodwill	329,589	334,620
Right-of-use asset, net	9,839	11,589
Other non-current assets	541	380
TOTAL ASSETS	975,860	1,042,710
CURRENT LIABILITIES:
Current portion of lease liabilities	2,766	2,400
Current portion of long-term debt	29,479	8,529
Other current liabilities	19,560	23,698
Total current liabilities	76,892	62,714
Long-term debt, net	137,137	151,264
Derivative warrant liabilities	5,021	28,647
Long-term lease liabilities	12,724	15,531
Deferred income tax liabilities	14,044	15,229
Other non-current liabilities	105	52
TOTAL LIABILITIES	245,923	273,437
COMMITMENTS AND CONTINGENCIES (NOTE 17)
SHAREHOLDERS’ EQUITY:
Additional paid-in capital	951,260	871,527
Retained earnings	(289,204)	(246,761)
Accumulated other comprehensive income (loss)	251	(151)
TOTAL CONTROLLING SHAREHOLDERS’ EQUITY	662,319	624,626
Noncontrolling interest	67,618	144,647
TOTAL SHAREHOLDERS' EQUITY	729,937	769,273
TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY	975,860	1,042,710
Nonrelated Party
CURRENT ASSETS:
Accounts receivable, net	25,484	21,330
CURRENT LIABILITIES:
Accounts payable	25,087	28,069
Related Party
CURRENT ASSETS:
Accounts receivable, net	792	1,101
CURRENT LIABILITIES:
Accounts payable	0	18
Other current liabilities		5,900
Class A Ordinary Shares
SHAREHOLDERS’ EQUITY:
Common shares	11	9
Class B Ordinary Shares
SHAREHOLDERS’ EQUITY:
Common shares	$ 1	$ 2